Construction In Process (Tables)	12 Months Ended
Mar. 31, 2021
Construction In Progress [Abstract]
Schedule of construction in progress
	March 31, 2021	March 31, 2020
Factory	$175,614	$148,372
Retail outlet	180,000	180,000
	$355,614	$328,372